Composition of loans held-in-portfolio (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio, unearned income	$ 93,835	$ 92,144
Loans held-for-sale	$ 106,104	$ 110,426